Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.0%)
	New York Times Co. Class A	257,830	19,391
*	Pinterest Inc. Class A	934,193	18,731
	Nexstar Media Group Inc. Class A	45,494	8,118
	Warner Music Group Corp. Class A	234,225	7,387
			53,627
Consumer Discretionary (10.9%)
*	Burlington Stores Inc.	99,221	32,131
	Dick's Sporting Goods Inc.	105,951	24,111
	BorgWarner Inc.	330,347	23,726
	Somnigroup International Inc.	334,924	23,716
	Aramark	419,413	22,388
	Toll Brothers Inc.	151,158	20,941
*	Five Below Inc.	88,014	20,011
	Texas Roadhouse Inc. Class A	105,561	19,066
*	TopBuild Corp.	44,534	18,592
	Service Corp. International	222,143	16,703
	Autoliv Inc.	109,633	13,937
*	GameStop Corp. Class A	657,668	13,929
*	SharkNinja Inc.	112,612	13,726
	Murphy USA Inc.	26,958	13,642
*	Cava Group Inc.	159,165	12,361
	Hyatt Hotels Corp. Class A	65,960	11,963
*	Dutch Bros Inc. Class A	202,693	11,756
	Lear Corp.	80,956	11,586
	Lithia Motors Inc. Class A	38,699	11,257
	Wyndham Hotels & Resorts Inc.	120,606	9,680
*	Crocs Inc.	80,084	9,504
	Macy's Inc.	423,888	9,224
	Churchill Downs Inc.	105,718	9,220
*	Taylor Morrison Home Corp. Class A	155,993	9,126
	VF Corp.	524,745	9,015
*	Floor & Decor Holdings Inc. Class A	172,010	8,841
	Brunswick Corp.	103,643	8,681
*	Chewy Inc. Class A	380,805	8,583
	Gentex Corp.	349,541	8,445
*	Ollie's Bargain Outlet Holdings Inc.	97,922	7,993
*	AutoNation Inc.	41,533	7,797
	H&R Block Inc.	202,452	7,792
	Gap Inc.	362,119	7,659
	Boyd Gaming Corp.	92,323	7,633
	Vail Resorts Inc.	57,029	7,619
*	Mattel Inc.	496,402	7,416
*	Duolingo Inc. Class A	63,924	7,119
*	Planet Fitness Inc. Class A	132,501	7,090
	Travel + Leisure Co.	102,690	6,983
	Wingstop Inc.	44,320	6,957
*	Valvoline Inc.	203,369	6,864
	PVH Corp.	73,031	6,812
	Thor Industries Inc.	84,410	6,675
*	Grand Canyon Education Inc.	44,128	6,613
	Bath & Body Works Inc.	326,275	6,532
	Polaris Inc.	85,361	6,024
	Graham Holdings Co. Class B	5,425	5,953
*	YETI Holdings Inc.	123,897	5,943
*	Abercrombie & Fitch Co. Class A	73,091	5,644
	Visteon Corp.	43,606	5,158
*	Hilton Grand Vacations Inc.	95,375	4,961
	Penske Automotive Group Inc.	29,467	4,932
	KB Home	100,906	4,930
	Harley-Davidson Inc.	188,168	4,550
[1]	Whirlpool Corp.	101,299	4,398
*	RH	24,590	3,651

		Shares	Market Value ($000)
	Choice Hotels International Inc.	32,922	3,585
*	Capri Holdings Ltd.	190,156	3,520
*	Goodyear Tire & Rubber Co.	457,382	2,790
	Columbia Sportswear Co.	40,322	2,669
			610,123
Consumer Staples (3.1%)
*	US Foods Holding Corp.	351,909	28,804
*	Performance Food Group Co.	250,675	24,614
*	BJ's Wholesale Club Holdings Inc.	208,784	17,805
	Coca-Cola Consolidated Inc.	90,267	15,640
*	Darling Ingredients Inc.	252,422	14,918
*	Sprouts Farmers Market Inc.	155,364	12,836
*	Maplebear Inc.	293,229	11,670
	Ingredion Inc.	100,538	10,199
	Albertsons Cos. Inc. Class A	590,343	9,215
*	Celsius Holdings Inc.	255,145	8,489
*	Post Holdings Inc.	67,388	6,189
*	elf Beauty Inc.	94,304	5,281
	Marzetti Co.	32,336	3,620
*	Boston Beer Co. Inc. Class A	12,286	2,178
	Pilgrim's Pride Corp.	68,085	1,927
*	BellRing Brands Inc.	186,690	1,561
*	Coty Inc. Class A	587,329	1,251
			176,197
Energy (4.7%)
	TechnipFMC plc	645,486	44,164
	Ovintiv Inc.	443,080	24,830
	Permian Resources Corp. Class A	1,181,454	22,719
	DT Midstream Inc.	162,242	22,711
	HF Sinclair Corp.	249,501	17,438
*	Antero Resources Corp.	467,691	16,720
	Range Resources Corp.	378,074	14,726
	Viper Energy Inc. Class A	296,521	13,492
	Chord Energy Corp.	90,739	11,966
	Weatherford International plc	114,436	11,860
	NOV Inc.	575,083	11,479
	Antero Midstream Corp.	528,461	11,076
	Matador Resources Co.	186,399	9,991
*	Valaris Ltd.	102,735	9,516
	Murphy Oil Corp.	213,999	7,745
*	CNX Resources Corp.	227,175	7,653
	PBF Energy Inc. Class A	132,545	5,395
			263,481
Financials (14.3%)
	East West Bancorp Inc.	219,533	26,902
	Annaly Capital Management Inc.	1,146,492	25,051
	Pinnacle Financial Partners Inc.	240,198	23,477
	Reinsurance Group of America Inc.	104,858	21,049
	Evercore Inc. Class A	61,721	21,038
	Unum Group	243,247	20,245
	RenaissanceRe Holdings Ltd.	69,393	19,454
	Fidelity National Financial Inc.	406,989	19,271
	Ally Financial Inc.	447,946	19,176
	Carlyle Group Inc.	414,126	18,814
	First Horizon Corp.	773,819	18,750
	Webster Financial Corp.	257,248	18,707
	Equitable Holdings Inc.	452,066	18,693
	Stifel Financial Corp.	243,353	17,071
	Wintrust Financial Corp.	106,855	16,053
	SouthState Bank Corp.	158,164	14,986
	UMB Financial Corp.	113,918	14,953
	Zions Bancorp NA	235,574	14,712
	American Financial Group Inc.	110,463	14,338
	Columbia Banking System Inc.	471,333	13,970
	Jefferies Financial Group Inc.	263,980	13,917
	Primerica Inc.	50,926	13,748
	Cullen/Frost Bankers Inc.	100,841	13,666
	Affiliated Managers Group Inc.	44,885	13,593

		Shares	Market Value ($000)
	FirstCash Holdings Inc.	61,765	13,583
	Old Republic International Corp.	363,269	13,524
	Old National Bancorp	553,140	13,281
	Western Alliance Bancorp	163,849	13,051
	SEI Investments Co.	148,246	13,028
	Houlihan Lokey Inc. Class A	86,735	12,287
	Voya Financial Inc.	149,971	12,181
	Commerce Bancshares Inc.	218,702	11,421
	Prosperity Bancshares Inc.	161,258	11,120
	Corebridge Financial Inc.	407,290	10,997
	First American Financial Corp.	162,596	10,769
	Kinsale Capital Group Inc.	35,263	10,747
	Valley National Bancorp	763,821	10,518
	Hanover Insurance Group Inc.	56,453	10,511
	Janus Henderson Group plc	196,700	10,171
	FNB Corp.	569,550	9,956
	Glacier Bancorp Inc.	205,355	9,765
	United Bankshares Inc.	222,711	9,668
	Starwood Property Trust Inc.	555,163	9,482
	Hancock Whitney Corp.	131,315	8,945
	MGIC Investment Corp.	349,985	8,827
	Essent Group Ltd.	152,239	8,813
	Selective Insurance Group Inc.	95,771	8,288
	Bank OZK	165,653	8,016
*	WEX Inc.	54,749	7,936
	Home BancShares Inc.	292,137	7,818
	RLI Corp.	146,564	7,334
	Associated Banc-Corp	261,260	7,266
	SLM Corp.	317,906	7,032
*	Texas Capital Bancshares Inc.	70,536	7,018
	CNO Financial Group Inc.	150,934	6,938
	First Financial Bankshares Inc.	208,190	6,804
	Flagstar Bank NA	478,514	6,728
	Morningstar Inc.	36,580	6,658
	Federated Hermes Inc. Class B	117,752	6,601
	International Bancshares Corp.	86,241	6,223
	Ryan Specialty Holdings Inc. Class A	182,203	5,803
*	Brighthouse Financial Inc.	91,335	5,713
	Hamilton Lane Inc. Class A	65,209	5,682
*,1	Shift4 Payments Inc. Class A	107,632	4,796
*	Euronet Worldwide Inc.	62,544	4,533
			801,466
Health Care (8.8%)
*	Illumina Inc.	243,999	39,762
*	United Therapeutics Corp.	68,705	38,256
*	Neurocrine Biosciences Inc.	160,143	25,351
*	Tenet Healthcare Corp.	140,231	24,585
*	Jazz Pharmaceuticals plc	96,968	22,932
*	Roivant Sciences Ltd.	719,473	21,577
*	Exelixis Inc.	414,411	20,919
*	Penumbra Inc.	62,602	19,926
*	Elanco Animal Health Inc.	792,889	18,910
*	BioMarin Pharmaceutical Inc.	306,534	17,561
*	Arrowhead Pharmaceuticals Inc.	223,450	17,409
	Encompass Health Corp.	160,534	16,993
*	Cytokinetics Inc.	210,847	16,185
*	Medpace Holdings Inc.	35,784	15,999
	Ensign Group Inc.	92,037	15,430
*	Globus Medical Inc. Class A	177,787	14,557
*	Masimo Corp.	72,860	13,002
*	Halozyme Therapeutics Inc.	187,651	12,486
*	HealthEquity Inc.	136,309	11,994
*	Lantheus Holdings Inc.	105,830	10,509
*	Repligen Corp.	84,481	10,471
	Bruker Corp.	176,797	10,412
*	Avantor Inc.	1,087,726	9,920
	Chemed Corp.	22,599	9,636
*	Bio-Rad Laboratories Inc. Class A	28,974	9,054
*,1	Hims & Hers Health Inc.	332,568	8,697

		Shares	Market Value ($000)
*	Sotera Health Co.	421,801	6,597
*	LivaNova plc	87,259	6,440
*	Envista Holdings Corp.	261,761	6,165
*	Option Care Health Inc.	253,488	5,290
*	Haemonetics Corp.	73,966	5,016
*	Doximity Inc. Class A	213,639	4,572
	DENTSPLY SIRONA Inc.	317,725	3,327
			489,940
Industrials (25.8%)
	Curtiss-Wright Corp.	58,835	43,986
	nVent Electric plc	257,475	42,996
*	Sterling Infrastructure Inc.	49,017	42,196
*	XPO Inc.	186,932	40,050
*	ATI Inc.	216,796	37,974
	Carpenter Technology Corp.	79,482	37,275
*	Nextpower Inc. Class A	236,921	37,054
*	MasTec Inc.	97,873	37,032
	Woodward Inc.	95,127	33,297
	RB Global Inc.	296,302	31,512
*	RBC Bearings Inc.	50,456	28,859
	BWX Technologies Inc.	145,889	28,577
	WESCO International Inc.	77,622	28,035
	ITT Inc.	137,232	26,760
*	API Group Corp.	612,262	25,103
*	Dycom Industries Inc.	47,820	24,388
	Mueller Industries Inc.	177,150	22,781
	Lincoln Electric Holdings Inc.	87,812	22,698
*	Clean Harbors Inc.	80,143	22,523
	Carlisle Cos. Inc.	65,082	22,441
	Regal Rexnord Corp.	105,953	21,377
	Watsco Inc.	55,724	20,456
*	Saia Inc.	42,514	20,082
	Graco Inc.	264,570	19,962
	Knight-Swift Transportation Holdings Inc. Class A	259,062	19,593
*	Kratos Defense & Security Solutions Inc.	294,608	18,893
*	CACI International Inc. Class A	35,243	18,098
	Applied Industrial Technologies Inc.	59,523	18,084
*	SPX Technologies Inc.	79,523	17,229
	TransUnion	237,001	16,960
	Owens Corning	131,133	16,499
	Valmont Industries Inc.	31,433	16,339
	Moog Inc. Class A	45,359	16,328
	Advanced Drainage Systems Inc.	114,341	15,912
	Ryder System Inc.	62,919	15,783
*	American Airlines Group Inc.	1,053,517	15,423
	Flowserve Corp.	202,697	15,306
	Booz Allen Hamilton Holding Corp.	192,434	15,237
	AAON Inc.	107,979	15,139
	Donaldson Co. Inc.	184,057	15,069
*	Chart Industries Inc.	71,728	14,906
*	Core & Main Inc. Class A	301,244	14,896
	Acuity Inc.	48,607	14,830
	CNH Industrial NV	1,412,118	14,418
	AECOM	206,301	14,311
	Crane Co.	78,119	14,296
	Toro Co.	155,557	13,981
	Watts Water Technologies Inc. Class A	43,769	13,524
	EnerSys	58,814	13,408
	Oshkosh Corp.	100,929	13,121
	Timken Co.	101,045	12,932
	Simpson Manufacturing Co. Inc.	66,185	12,558
	UL Solutions Inc. Class A	123,282	12,267
*	Kirby Corp.	86,491	12,160
*	Vicor Corp.	36,250	12,138
*	Fluor Corp.	257,187	11,769
	Sensata Technologies Holding plc	232,535	11,485
*	Middleby Corp.	73,944	11,462
	Tetra Tech Inc.	416,154	11,440
	Landstar System Inc.	54,350	11,245

		Shares	Market Value ($000)
	Hexcel Corp.	121,061	10,870
	AGCO Corp.	95,892	10,767
	Terex Corp.	181,428	10,555
*	AeroVironment Inc.	50,759	10,519
	MSA Safety Inc.	58,154	9,642
	GATX Corp.	56,964	9,631
*	GXO Logistics Inc.	182,594	9,150
*	StandardAero Inc.	302,832	8,673
*	Alaska Air Group Inc.	183,049	8,424
	Esab Corp.	91,106	8,421
	Genpact Ltd.	252,950	8,335
	MSC Industrial Direct Co. Inc. Class A	73,052	7,997
*	Paylocity Holding Corp.	69,547	7,993
	UFP Industries Inc.	93,018	7,534
	Science Applications International Corp.	72,071	7,510
	Fortune Brands Innovations Inc.	191,778	7,468
*	FTI Consulting Inc.	48,293	7,397
*	ExlService Holdings Inc.	250,734	7,279
	KBR Inc.	202,832	7,089
*	Trex Co. Inc.	171,159	7,086
	Brink's Co.	66,323	6,899
	Maximus Inc.	86,924	5,383
*	Parsons Corp.	84,430	4,990
*,1	Avis Budget Group Inc.	26,900	4,730
	Exponent Inc.	79,675	4,647
	Concentrix Corp.	69,620	1,970
			1,445,412
Information Technology (15.7%)
*	Flex Ltd.	586,690	88,461
*	Twilio Inc. Class A	241,923	46,120
*	Everpure Inc. Class A	500,505	39,795
*	MACOM Technology Solutions Holdings Inc.	102,932	37,533
*	Fabrinet	57,169	37,398
	MKS Inc.	107,171	34,751
	Entegris Inc.	242,529	33,661
*	Okta Inc.	270,423	33,335
*	Lattice Semiconductor Corp.	218,253	32,101
	TD SYNNEX Corp.	119,651	31,262
*	TTM Technologies Inc.	164,882	28,643
*	SiTime Corp.	35,252	25,036
*	Rambus Inc.	171,766	24,985
*	Nutanix Inc. Class A	431,480	22,467
*	Guidewire Software Inc.	135,654	20,710
*	Onto Innovation Inc.	79,227	20,460
*	Dynatrace Inc.	475,859	20,267
*	DigitalOcean Holdings Inc.	126,804	19,775
	Littelfuse Inc.	39,738	18,553
	Advanced Energy Industries Inc.	60,229	18,200
*	Arrow Electronics Inc.	81,521	17,497
	Cognex Corp.	264,418	17,412
*	Docusign Inc.	319,541	16,782
*	Manhattan Associates Inc.	95,489	14,328
*	Cirrus Logic Inc.	81,385	13,831
	Amkor Technology Inc.	181,616	12,633
*	Silicon Laboratories Inc.	52,580	11,441
	Avnet Inc.	130,714	11,363
	InterDigital Inc.	40,984	10,332
*	Allegro MicroSystems Inc.	198,246	9,490
*	Novanta Inc.	57,035	9,087
*	Synaptics Inc.	61,848	8,491
*	Commvault Systems Inc.	70,254	8,343
*	UiPath Inc. Class A	683,198	8,007
	Bentley Systems Inc. Class B	237,667	7,757
*	Dropbox Inc. Class A	278,421	7,484
	Belden Inc.	62,621	6,580
	Universal Display Corp.	70,626	6,506
	Vontier Corp.	225,960	6,413
*	Qualys Inc.	57,274	6,259
*	Appfolio Inc. Class A	38,820	6,257

		Shares	Market Value ($000)
	Dolby Laboratories Inc. Class A	96,982	5,413
*	BILL Holdings Inc.	140,669	5,208
	Pegasystems Inc.	145,490	5,198
*	IPG Photonics Corp.	40,388	4,625
*	Kyndryl Holdings Inc.	365,089	4,553
	Crane NXT Co.	78,650	3,055
*	Blackbaud Inc.	57,024	1,750
			879,608
Materials (5.7%)
	Alcoa Corp.	413,225	32,083
	Reliance Inc.	83,440	31,771
	Royal Gold Inc.	129,284	29,022
	RPM International Inc.	204,397	21,660
	Solstice Advanced Materials Inc.	253,319	21,337
	Hecla Mining Co.	1,069,275	19,001
	Crown Holdings Inc.	178,886	17,009
*,1	MP Materials Corp.	214,932	13,906
	Commercial Metals Co.	176,983	13,460
*	Cleveland-Cliffs Inc.	910,154	12,378
	AptarGroup Inc.	102,797	11,909
	Eagle Materials Inc.	50,154	11,093
*	Axalta Coating Systems Ltd.	340,731	10,484
	NewMarket Corp.	12,453	9,633
	Louisiana-Pacific Corp.	101,149	7,726
	Sonoco Products Co.	157,332	7,659
	Cabot Corp.	83,200	7,281
*	Knife River Corp.	90,453	7,102
	Graphic Packaging Holding Co.	471,726	5,312
	Silgan Holdings Inc.	139,652	5,245
	Avient Corp.	145,823	5,165
	Olin Corp.	181,490	4,695
	Westlake Corp.	53,132	4,613
	Ashland Inc.	73,128	4,234
	Scotts Miracle-Gro Co.	71,134	4,197
	Greif Inc. Class A	39,433	2,497
			320,472
Real Estate (6.7%)
	WP Carey Inc.	349,676	26,023
	Omega Healthcare Investors Inc.	471,622	22,053
*	Jones Lang LaSalle Inc.	75,306	21,260
	Gaming & Leisure Properties Inc.	451,565	21,210
	Lamar Advertising Co. Class A	138,601	21,131
	Equity LifeStyle Properties Inc.	309,317	19,106
	EastGroup Properties Inc.	84,954	17,153
	American Homes 4 Rent Class A	520,138	16,686
	Brixmor Property Group Inc.	489,169	14,949
	CubeSmart	363,824	14,553
	CareTrust REIT Inc.	356,468	14,551
	Agree Realty Corp.	191,187	14,176
	American Healthcare REIT Inc.	283,088	13,840
	NNN REIT Inc.	303,040	13,488
	First Industrial Realty Trust Inc.	211,430	13,081
	Rexford Industrial Realty Inc.	367,304	13,028
	STAG Industrial Inc.	304,780	11,542
	Healthcare Realty Trust Inc. Class A	556,277	11,081
	Kite Realty Group Trust	345,761	9,481
	Rayonier Inc.	443,933	9,274
	Vornado Realty Trust	255,635	8,628
	Sabra Health Care REIT Inc.	402,403	8,004
	Cousins Properties Inc.	268,086	7,187
	EPR Properties	121,599	6,937
	Independence Realty Trust Inc.	378,357	6,141
	Kilroy Realty Corp.	173,917	5,960
	COPT Defense Properties	180,405	5,784
	National Storage Affiliates Trust	113,057	4,822
	Park Hotels & Resorts Inc.	319,504	3,876
			375,005

			Shares	Market Value ($000)
Utilities (3.2%)
*		Talen Energy Corp.	72,903	28,199
		Essential Utilities Inc.	451,534	16,657
		OGE Energy Corp.	327,826	15,483
		Ormat Technologies Inc.	96,990	13,310
		IDACORP Inc.	86,231	12,096
		UGI Corp.	342,475	11,959
		National Fuel Gas Co.	151,615	11,712
		TXNM Energy Inc.	156,447	9,263
		Portland General Electric Co.	179,515	8,997
		New Jersey Resources Corp.	160,835	8,886
		Southwest Gas Holdings Inc.	102,558	8,842
		Black Hills Corp.	120,500	8,775
		Spire Inc.	94,251	7,753
		ONE Gas Inc.	95,736	7,443
		Northwestern Energy Group Inc.	98,101	6,927
				176,302
Total Common Stocks (Cost $4,078,632)				5,591,633
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $20,851)	3.667%	208,533	20,851
Total Investments (100.2%) (Cost $4,099,483)				5,612,484
Other Assets and Liabilities—Net (-0.2%)				(13,871)
Net Assets (100%)				5,598,613
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,106.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,491 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2026	5	1,866	3

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TransUnion	8/31/2026	BANA	4,940	(3.620)	77	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,591,633	—	—	5,591,633
Temporary Cash Investments	20,851	—	—	20,851
Total	5,612,484	—	—	5,612,484

Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
Swap Contracts	—	77	—	77
Total	3	77	—	80
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.